Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Information [Abstract]
Revenue by Geographic Region
	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Asia	$211,070	$118,176	$140,177
Europe	33,077	28,547	34,653
United States	35,970	41,223	52,458
Total Revenue	$280,117	$187,946	$227,288